UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                              Value
Large Cap Core Equity Fund        Shares      (000)
-----------------------------------------------------
Common Stock (97.9%)

AEROSPACE & DEFENSE (3.1%)
  United Technologies              90,900   $  6,183
                                            --------
AIR TRANSPORTATION (1.7%)
  FedEx                            30,000      3,312
                                            --------
APPAREL MANUFACTURING (2.1%)
  Coach*                           91,000      4,173
                                            --------
AUTOMOTIVE RETAIL (0.9%)
  Advance Auto Parts               47,000      1,784
                                            --------
BANKS (8.0%)
  Bank of America                  80,172      4,215
  JPMorgan Chase                   70,650      3,598
  Mellon Financial                 79,000      3,377
  Wachovia                         85,245      4,816
                                            --------
                                              16,006
                                            --------
COMMUNICATIONS (0.1%)
  Idearc                            6,848        222
                                            --------
COMMUNICATIONS EQUIPMENT (1.4%)
  L-3 Communications
  Holdings                         34,000      2,800
                                            --------
COMPUTERS & SERVICES (9.5%)
  Adobe Systems*                  120,000      4,665
  Apple*                           55,000      4,715
  Hewlett-Packard                  75,000      3,246
  Microsoft                       209,700      6,471
                                            --------
                                              19,097
                                            --------
CONSUMER PRODUCTS (1.5%)
  Nike, Cl B                       30,000      2,964
                                            --------
COSMETICS & TOILETRIES (2.3%)
  Procter & Gamble                 70,500      4,573
                                            --------
ELECTRICAL SERVICES (3.8%)
  Dominion Resources               45,000      3,733
  Exelon                           63,000      3,780
                                            --------
                                               7,513
                                            --------
ENTERTAINMENT (1.1%)
  Walt Disney                      62,000      2,181
                                            --------
FINANCIAL SERVICES (7.8%)
  CIT Group                        76,000      4,481
  Citigroup                        89,000      4,906
  Goldman Sachs Group              29,000      6,153
                                            --------
                                              15,540
                                            --------
FOOD, BEVERAGE & TOBACCO (4.4%)
  Kellogg                          75,000      3,695
  PepsiCo                          79,900      5,213
                                            --------
                                               8,908
                                            --------
GAS/NATURAL GAS (1.1%)
  Praxair                          36,000      2,270
                                            --------


                                              Value
                                  Shares      (000)
-----------------------------------------------------
HEALTH CARE (6.5%)
  Eli Lilly                        80,000   $  4,329
  Johnson & Johnson                76,000      5,077
  Medtronic                        66,000      3,528
                                            --------
                                              12,934
                                            --------
INSURANCE (3.9%)
  Allstate                         84,000      5,054
  Hartford Financial Services
     Group                         29,000      2,752
                                            --------
                                               7,806
                                            --------
MACHINERY (0.9%)
  Caterpillar                      29,000      1,858
                                            --------
MANUFACTURING (2.5%)
  General Electric                139,049      5,013
                                            --------
MEASURING DEVICES (1.7%)
  Danaher                          47,000      3,481
                                            --------
OFFICE EQUIPMENT & SUPPLIES (1.0%)
  Staples                          77,000      1,980
                                            --------
OFFICE FURNITURE & FIXTURES (1.2%)
  3M                               33,000      2,452
                                            --------
PETROLEUM & FUEL PRODUCTS (11.0%)
  Apache                           65,000      4,743
  Chevron                          69,000      5,029
  Exxon Mobil                      94,000      6,965
  Halliburton                      98,000      2,895
  Valero Energy                    45,000      2,443
                                            --------
                                              22,075
                                            --------
PHARMACEUTICALS (5.1%)
  Amgen*                           55,000      3,870
  Genentech*                       49,000      4,281
  Wyeth                            41,000      2,026
                                            --------
                                              10,177
                                            --------
RETAIL (8.8%)
  Home Depot                       81,000      3,300
  Nordstrom                        84,000      4,680
  Target                           60,000      3,682
  Wal-Mart Stores                  44,000      2,098
  Walgreen                         85,000      3,850
                                            --------
                                              17,610
                                            --------
SEMI-CONDUCTORS/INSTRUMENTS (1.3%)
  Texas Instruments                85,000      2,651
                                            --------
TELEPHONES & TELECOMMUNICATIONS (5.2%)
  Qualcomm                        137,000      5,159
  Verizon Communications          136,962      5,276
                                            --------
                                              10,435
                                            --------
TOTAL COMMON STOCK
  (Cost $155,152)                            195,998
                                            --------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                              Shares/Face     Value
Large Cap Core Equity Fund    Amount (000)    (000)
-----------------------------------------------------
Foreign Common Stock (1.2%)

COMPUTERS & SERVICES (1.2%)
  SAP ADR                          51,000   $  2,364
                                            --------
TOTAL FOREIGN COMMON STOCK
  (Cost $2,823)                                2,364
                                            --------

Money Market Fund (0.2%)
  SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.340% (1)             448,276        448
                                            --------
TOTAL MONEY MARKET FUND
  (Cost $448)                                    448
                                            --------

Repurchase Agreement (0.7%)
 Merrill Lynch
   4.990%, dated 01/31/07, to
   be repurchased on 02/01/07,
   repurchase price $1,359,029
   (collateralized by various
   FHLMC/FNMA
   obligations, ranging in par
   value $211,165 -
   $173,950,414, 0.800% -
   7.500%, 04/25/15 -
   03/25/35, with a total
   market value $1,387,404)        $1,359      1,359
                                            --------
TOTAL REPURCHASE AGREEMENT
  (Cost $1,359)                                1,359
                                            --------

TOTAL INVESTMENTS (100.0%)
  (Cost $159,782)+                          $200,169
                                            ========

PERCENTAGES ARE BASED ON NET ASSETS OF $200,168,487.

* NON-INCOME PRODUCING SECURITY.

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $159,782(000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $43,479
(000) AND $(3,092) (000) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


SNV-QC-003-0600

SCHEDULE OF  INVESTMENTS                                           SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                              Value
Mid Cap Value Fund                Shares      (000)
-----------------------------------------------------
Common Stock (63.6%)

AGRICULTURE (4.5%)
  Bunge                            62,400   $  4,802
                                            --------
CABLE TELEVISION (1.6%)
  Comcast, Cl A*                   38,400      1,702
                                            --------
CHEMICALS (3.9%)
  International Flavors &
     Fragrances                    84,500      4,096
                                            --------
ELECTRIC UTILITIES (7.1%)
  Constellation Energy
  Group                            37,500      2,721
  Mirant*                          95,000      3,247
  SCANA                            39,000      1,588
                                            --------
                                               7,556
                                            --------
FINANCIAL SERVICES (1.9%)
  eFunds*                          75,000      2,004
                                            --------
FOOD, BEVERAGE & TOBACCO (1.5%)
  JM Smucker                       34,800      1,653
                                            --------
HEALTH CARE (7.6%)
  Health Net*                      36,700      1,788
  Hospira*                         60,000      2,207
  Laboratory Corp of America
     Holdings*                     23,100      1,696
  Medimmune*                       48,600      1,685
  Quest Diagnostics                13,000        682
                                            --------
                                               8,058
                                            --------
INSURANCE (3.6%)
  Unitrin                          63,700      3,262
  UnumProvident                    27,700        609
                                            --------
                                               3,871
                                            --------
LABORATORY EQUIPMENT (3.7%)
  Thermo Fisher Scientific*        82,500      3,948
                                            --------
MARINE TRANSPORTATION (1.5%)
  Horizon Lines, Cl A              52,500      1,562
                                            --------
MEDIA (4.3%)
  Discovery Holding, Cl A*         75,100      1,244
  EW Scripps, Cl A                 50,000      2,442
  Source Interlink*               120,000        882
                                            --------
                                               4,568
                                            --------
OIL & GAS SERVICES (6.2%)
  Gulfmark Offshore*               44,900      1,621
  Helix Energy Solutions*          33,354      1,073
  Input/Output*                    33,900        464
  Newpark Resources*              330,000      2,086
  SEACOR Holdings*                  8,600        871
  Transocean*                       6,300        487
                                            --------
                                               6,602
                                            --------
PETROLEUM & FUEL PRODUCTS (9.9%)
  Delta Petroleum*                258,200      5,668


                                              Value
                                  Shares      (000)
-----------------------------------------------------
PETROLEUM & FUEL PRODUCTS - CONTINUED
  Petroleum Development*           95,200   $  4,877
                                            --------
                                              10,545
                                            --------
REAL ESTATE INVESTMENT TRUSTS (2.1%)
  iStar Financial                  43,900      2,201
                                            --------
RETAIL (1.9%)
  Triarc, Cl A                     94,600      2,009
                                            --------
TELEPHONES & TELECOMMUNICATIONS (0.8%)
  CommScope*                       25,000        808
                                            --------
TRANSPORTATION SERVICES (1.5%)
  Laidlaw International            54,000      1,604
                                            --------
TOTAL COMMON STOCK
  (Cost $46,736)                              67,589
                                            --------

Foreign Common Stock (35.4%)

AGRICULTURE (4.0%)
  Marine Harvest*               3,971,300      4,236
                                            --------
AIR TRANSPORTATION (1.2%)
  Grupo Aeroportuario del
     Pacifico SA de CV ADR         32,459      1,313
                                            --------
BUILDING & CONSTRUCTION (1.1%)
  Chicago Bridge & Iron - New
     York Shares                   40,000      1,189
                                            --------
CHEMICALS (5.2%)
  Agrium                           37,100      1,287
  Nova Chemicals                  138,500      4,241
                                            --------
                                               5,528
                                            --------
CONGLOMERATES (5.4%)
  Keppel ADR                      247,500      5,766
                                            --------
ENTERTAINMENT (3.0%)
  Lions Gate
  Entertainment*                  288,700      3,138
                                            --------
INSURANCE (10.1%)
  Arch Capital Group*              83,200      5,374
  Everest Re Group                 11,600      1,085
  Willis Group Holdings           103,300      4,221
                                            --------
                                              10,680
                                            --------
METAL / MINING OTHER (1.3%)
  Paladin Resources*              202,500      1,376
                                            --------
TRANSPORTATION SERVICES (4.1%)
  Golar LNG*                      252,500      3,166
  Wilh Wilhelmsen ASA, Cl A        31,650      1,238
                                            --------
                                               4,404
                                            --------
TOTAL FOREIGN COMMON STOCK
  (Cost $27,062)                              37,630
                                            --------

SCHEDULE OF  INVESTMENTS                                           SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                   Face
                                  Amount      Value
Mid Cap Value Fund                 (000)      (000)
-----------------------------------------------------
Repurchase Agreement (0.5%)
 Merrill Lynch
   4.990%, dated 01/31/07, to
   be repurchased on 02/01/07,
   repurchase price $481,631
   (collateralized by various
   FHLMC/FNMA
   obligations, ranging in par
   value $38,204 -
   $50,000,000, 0.000% -
   7.325%, 12/25/08 -
   09/15/34, with a total
   market value $491,177)            $482   $    482
                                            --------
TOTAL REPURCHASE AGREEMENT
  (Cost $482)                                    482
                                            --------

TOTAL INVESTMENTS (99.5%)
  (Cost $74,280)+                           $105,701
                                            ========

PERCENTAGES ARE BASED ON NET ASSETS OF $106,228,790.

* NON-INCOME PRODUCING SECURITY.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

LNG -- LIQUID NATURAL GAS


+ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $74,280
(000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $32,515 (000) AND $(1,094) (000) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


SNV-QC-003-0600

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                   Face
                                  Amount      Value
Intermediate-Term Bond Fund       (000)       (000)
-----------------------------------------------------
Corporate Obligations (40.4%)

AUTOMOTIVE (3.7%)
 DaimlerChrysler
    4.050%, 06/04/08              $ 5,000   $  4,896
                                            --------
BANKS (2.9%)
 Bank of America
    4.875%, 01/15/13                4,000      3,897
                                            --------
CHEMICALS (2.2%)
 Dow Chemical
    5.750%, 12/15/08                3,000      3,016
                                            --------
COMPUTERS - HARDWARE (2.2%)
 Hewlett-Packard
    3.625%, 03/15/08                3,000      2,942
                                            --------
FINANCIAL SERVICES (9.0%)
 CIT Group, MTN
    4.750%, 12/15/10                3,000      2,929
 Goldman Sachs Group
    5.000%, 01/15/11                3,000      2,967
 HSBC Finance
    5.250%, 01/14/11                3,000      2,992
 Lehman Brothers
   Holdings
    6.625%, 01/18/12                3,000      3,158
                                            --------
                                              12,046
                                            --------
FOOD, BEVERAGE & TOBACCO (2.3%)
 Coca-Cola Enterprises
    6.125%, 08/15/11                3,000      3,096
                                            --------
MANUFACTURING (3.7%)
 GE
    5.000%, 02/01/13                5,000      4,919
                                            --------
METALS (3.1%)
 Alcoa
    4.250%, 08/15/07                4,210      4,176
                                            --------
PETROLEUM REFINING (3.7%)
 Marathon Oil
    5.375%, 06/01/07                5,000      4,998
                                            --------
PHARMACEUTICALS (2.2%)
 Abbott Laboratories
    3.500%, 02/17/09                3,000      2,902
                                            --------
SPECIALTY MACHINERY (3.1%)
 Honeywell
    7.000%, 03/15/07                4,080      4,086
                                            --------
TELEPHONES & TELECOMMUNICATIONS (2.3%)
 SBC Communications
    6.125%, 02/15/08                3,000      3,017
                                            --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $54,829)                              53,991
                                            --------


                                   Face
                                  Amount      Value
                                  (000)       (000)
-----------------------------------------------------
U.S. Government Agency Obligations (34.5%)

FHLMC (15.2%)
    4.750%, 01/19/16              $ 9,000   $  8,751
    4.500%, 07/15/13               10,000      9,662
    4.250%, 07/15/09                2,000      1,961
                                            --------
                                              20,374
                                            --------
FNMA (18.6%)
    7.000%, 05/01/11                   43         44
    5.500%, 03/15/11                5,000      5,071
    5.250%, 02/23/11                5,000      4,999
    5.000%, 04/15/15                5,000      4,966
    4.750%, 12/15/10                5,000      4,942
    3.300%, 06/02/09                5,000      4,803
                                            --------
                                              24,825
                                            --------
FNMA, MTN (0.7%)
    6.875%, 09/10/12                1,000      1,008
                                            --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $46,228)                              46,207
                                            --------

U.S. Treasury Obligations (20.4%)
 U.S. Treasury Notes
    5.000%, 08/15/11                4,000      4,034
    4.750%, 05/15/14                4,000      3,982
    4.375%, 08/15/12               10,000      9,801
    3.875%, 02/15/13               10,000      9,517
                                            --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $28,291)                              27,334
                                            --------

Repurchase Agreement (3.7%)
 Merrill Lynch
   4.990%, dated 01/31/07, to
   be repurchased on 02/01/07,
   repurchase price $4,891,224
   (collateralized by various
   FHLMC/FNMA
   obligations, ranging in par
   value $312,000 -
   $53,064,000, 0.000% -
   8.000%, 11/15/17 -
   07/25/35, with a total
   market value $4,988,486)         4,891      4,891
                                            --------
TOTAL REPURCHASE AGREEMENT
  (Cost $4,891)                                4,891
                                            --------

TOTAL INVESTMENTS (99.0%)
  (Cost $134,239)+                          $132,423
                                            ========

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)





PERCENTAGES ARE BASED ON NET ASSETS OF $133,694,246.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

+ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $134,239
(000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $308 (000) AND $(2,124) (000) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


SNV-QC-003-0600

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                   Face
                                  Amount      Value
Georgia Municipal Bond Fund       (000)       (000)
-----------------------------------------------------
Municipal Bonds (97.4%)
 Atlanta, Water & Waste
   Water Authority, Ser A,
   RB, FGIC,
   Pre-Refunded @ 101 (A)
   5.000%, 05/01/09                $1,000    $ 1,029
 Augusta, Water & Sewer
   Authority, RB, FSA
   5.250%, 10/01/13                   250        268
 Berrien County, School
   District, GO
   5.000%, 04/01/18                   605        658
 Bulloch County, Development
   Authority, Georgia
   Southern University
   Project, RB, AMBAC
   5.000%, 08/01/16                   500        528
 Burke County, Development
   Authority of Pollution
   Control, Vogtle Project, RB
   4.450%, 01/01/32                   500        504
 Chatham County, School
   District, GO, FSA
   5.250%, 08/01/14                 1,000      1,092
 Cherokee County, GO
   5.000%, 11/01/11                 1,000      1,052
 Cherokee County, School
   System, GO
   5.250%, 08/01/16                 1,200      1,287
   5.000%, 02/01/12                   685        722
   4.000%, 08/01/15                 1,000      1,007
 Cherokee County, Water &
   Sewer Authority, RB, FSA
   4.500%, 08/01/13                   500        518
 Clayton County, Water
   Authority, RB
   5.250%, 05/01/15                 1,500      1,632
 Cobb County, Hospital
   Authority, Anticipation
   Certificates, RB, AMBAC
   5.250%, 04/01/15                   700        761
 Cobb County, Parks &
   Recreation Project, GO
   5.000%, 01/01/13                 1,000      1,064
 Cobb-Marietta, Coliseum &
   Exhibit Hall Authority,
   Performing Arts Center
   Project, RB
   5.000%, 01/01/15                 1,000      1,068
 Cobb-Marietta, Water
   Authority, RB
   5.125%, 11/01/19                 1,000      1,080
 Columbus, Building Lease
   Authority, Ser A, RB, FGIC
   5.250%, 01/01/17                   705        770
   4.125%, 01/01/13                   500        509
 Columbus, Water & Sewer
   Authority, RB, FSA
   5.000%, 05/01/31                   500        527


                                   Face
                                  Amount      Value
                                  (000)       (000)
-----------------------------------------------------
 De Kalb County, Special
   Transportation Parks &
   Greenspace, GO
   5.000%, 12/01/15                $1,000    $ 1,085
 De Kalb County, Water &
   Sewer Authority, Ser B,
   RB, FSA
   5.000%, 10/01/12                 1,000      1,062
 Downtown Savannah
   Authority, Stormwater
   Capital Improvements
   Project, RB
   4.600%, 08/01/11                   600        607
 Fayette County, Water
   Authority, RB, FSA
   4.400%, 10/01/13                   275        283
 Forsyth County, GO
   5.250%, 03/01/13                 1,000      1,076
 Forsyth County, School
   District, GO
   5.125%, 07/01/15                   500        533
 Fulton County, Development
   Authority, Technology
   Foundation Facilities
   Project, Ser B, RB, MBIA
    5.000%, 09/01/12                  250        256
 Fulton County, Hospital
   Authority, Certificates,
   RB, FSA
   5.000%, 01/01/13                 1,000      1,058
 Fulton County, Water &
   Sewer Authority, RB, FGIC
   5.250%, 01/01/12                   300        309
   5.250%, 01/01/13                   100        103
 Georgia State, Municipal Gas
   Authority, Buford Project,
   RB, FSA
   5.600%, 11/01/13                   300        321
   5.500%, 11/01/11                   200        214
 Georgia State, Private
   Colleges & Universities
   Authority, Emory
   University Project,
   Ser A, RB
   5.000%, 11/01/11                   300        315
   5.000%, 09/01/13                 1,000      1,065
   4.700%, 11/01/11                   500        512
 Georgia State, Private
   Colleges & Universities
   Authority, Mercer
   University Project,
   Ser A, RB
   4.750%, 10/01/11                   300        301
 Georgia State, Ser B, GO
    5.000%, 07/01/14                  530        557
 Georgia State, Ser B, GO,
   Pre-Refunded @ 100 (A)
   5.000%, 05/01/12                 1,000      1,058
 Georgia State, Ser B, GO,
   Pre-Refunded @100 (A)
   5.000%, 07/01/11                   470        493
 Georgia State, Ser C, GO
   6.250%, 08/01/13                 2,000      2,280

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2007                                                     (Unaudited)



                                   Face
                                  Amount      Value
Georgia Municipal Bond Fund       (000)       (000)
-----------------------------------------------------
 Georgia State, Ser D,
   GO, ETM
   7.400%, 08/01/07                $   15    $    15
   5.250%, 10/01/15                 1,500      1,651
 Gwinnett County, School
   District, GO
   5.000%, 02/01/14                   500        532
 Gwinnett County, Water &
   Sewer Authority, RB
   4.000%, 08/01/13                 1,000      1,010
 Gwinnett County, Water &
   Sewer Authority, Ser B, RB
   4.750%, 08/01/16                 1,000      1,047
 Henry County, Water &
   Sewer Authority,
   Improvement Project,
   Ser A, RB
   5.125%, 02/01/19                 1,045      1,127
 Jackson County, School
   District, GO, MBIA
   5.000%, 03/01/16                 1,000      1,077
 Laurens County, School
   District, Sales Tax Bonds,
   GO
   3.750%, 05/01/12                 1,000      1,001
 Madison, Water & Sewer
   Authority, Refunded &
   Improvement Project,
   RB, AMBAC
   4.125%, 07/01/16                   355        359
 Monroe County, Utility
   Authority, RB, FSA
   4.500%, 12/01/12                   500        519
 Newton County, School
   District, GO
   5.000%, 02/01/15                 1,000      1,063
 Roswell, GO
   5.500%, 02/01/12                   770        803
 Tift County, Hospital
   Authority, Anticipation
   Certificates, RB, AMBAC
   4.000%, 12/01/12                   500        503
                                             -------
TOTAL MUNICIPAL BONDS
  (Cost $40,126)                              40,271
                                             -------

Money Market Funds (1.5%)
 SEI Tax Exempt Trust,
   Institutional Tax-Free Fund,
   Cl A, 3.370% (1)               341,172        341
 SEI Tax Exempt Trust,
   Tax-Free Fund, Cl A,
   3.260% (1)                     296,424        296
                                             -------
TOTAL MONEY MARKET FUNDS
  (Cost $637)                                    637
                                             -------

TOTAL INVESTMENTS (98.9%)
  (Cost $40,763)+                            $40,908
                                             =======



PERCENTAGES ARE BASED ON NET ASSETS OF $41,364,034.

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL -- CLASS

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

+ AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,763
(000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $380 (000) AND $(235) (000) RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.


SNV-QC-003-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.